State Farm International Equity Index Fund
INTERNATIONAL EQUITY INDEX FUND
Investment Objective:
The International Equity Index Fund (the “Fund”) seeks to match performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index® (the “EAFE Free”) by investing in some of the stocks found in the EAFE Free.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm International Equity Index Fund
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.69%

Expense Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm International Equity Index Fund	70	221	384	859

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
The Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the EAFE Free in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free and will at all times invest a substantial portion of its total assets in such stocks.
Principal Risks of Investing in the Fund
               The Fund invests primarily in stocks of issuers that represent the EAFE Free. Prices of stocks on the EAFE Free may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund’s net asset value, yield and total return.

               In addition, there are risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates.

               An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

               You may want to consider investing in the Fund if you:

  can tolerate the price fluctuations and volatility that are inherent in investing in a broad based foreign stock mutual fund want to invest in foreign stocks, but with an indexing approach want to diversify your investments
  are seeking funds for the growth portion of an asset allocation program are investing for retirement or other goals that are many years in the future
               You may not want to invest in the Fund if you:
  are investing with a shorter investment time horizon in mind are seeking income rather than capital gains
  are uncomfortable with an investment whose value is likely to vary substantially

Investment Results
               The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 25.25% during the second quarter of 2009. Worst quarter: -20.17% during the third quarter of 2011.
The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the EAFE® Free for the 1, 5 and 10-year periods ended 12/31/2011. The EAFE® Free Index currently measures the performance of stock markets in Europe, Australia, New Zealand, Hong Kong, Japan, and Singapore, and takes into account local market restrictions on share ownership by foreigners. The EAFE® Free Index is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the International Equity Index Fund, returns of the EAFE® Free Index do not reflect expenses of investing.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Year	10 Year
State Farm International Equity Index Fund	(12.50%)	(5.23%)	4.12%
EAFE Free Index (Returns reflect no deduction for fees, expenses or taxes.) State Farm International Equity Index Fund	(12.14%)	(4.72%)	4.67%